LEASES (Tables)	9 Months Ended
Sep. 30, 2025
Leases
SCHEDULE OF LEASE COST

The following is a summary of the lease cost recognized in the Company’s consolidated statement of operations:

Operating Leases	Three months ended September 30, 2025	Nine months ended September 30, 2025
Lease cost in general and administrative expense
Operating lease expense	$8,195	$8,195
Total lease cost in general and administrative expense	$8,195	$8,195

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

8.	LEASES (Continued)

The following is a summary of the impact of the Company’s leases on the statements of cash flows:

	Three months ended September 30, 2025	Nine months ended September 30, 2025
Leasing activity in cash flows from operating activities
Operating leases	$12,600	$12,600
Total leasing activity in cash flows from operating activities	$12,600	$12,600

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The future minimum lease payments required under the Company’s leases as of September 30, 2025 are as follows:

Future minimum lease payments
2025	$50,400
2026	37,800
Toal future minimum lease payments	88,200
Less: Amount representing interest	(15,159)
Present value of lease liabilities	73,041
Less: current portion	(38,041)
Long-term portion	$35,000